JPMorgan Hedged Equity 3 Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 101.7%
Aerospace & Defense — 2.4%
Boeing Co. (The) *	16	3,411
Howmet Aerospace, Inc.	138	26,994
RTX Corp.	118	19,828
Textron, Inc.	72	6,101
TransDigm Group, Inc.	10	12,643
		68,977
Air Freight & Logistics — 0.2%
FedEx Corp.	30	7,094
Automobile Components — 0.1%
Aptiv plc (Jersey) *	26	2,216
Automobiles — 2.1%
Tesla, Inc. *	137	60,894
Banks — 3.7%
Bank of America Corp.	740	38,171
Citigroup, Inc.	98	9,911
Fifth Third Bancorp	250	11,136
Truist Financial Corp.	111	5,097
US Bancorp	202	9,777
Wells Fargo & Co.	371	31,117
		105,209
Beverages — 1.5%
Coca-Cola Co. (The)	188	12,486
Keurig Dr Pepper, Inc.	442	11,258
PepsiCo, Inc.	148	20,784
		44,528
Biotechnology — 2.0%
AbbVie, Inc.	155	35,851
Neurocrine Biosciences, Inc. *	16	2,248
Regeneron Pharmaceuticals, Inc.	16	9,466
Vertex Pharmaceuticals, Inc. *	23	8,956
		56,521
Broadline Retail — 4.2%
Amazon.com, Inc. * (a)	546	119,862
Building Products — 1.5%
Carrier Global Corp.	211	12,587
Masco Corp.	89	6,298
Trane Technologies plc	54	22,893
		41,778
Capital Markets — 2.1%
Ameriprise Financial, Inc.	18	8,963
Charles Schwab Corp. (The)	285	27,197
CME Group, Inc.	50	13,366

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Raymond James Financial, Inc.	25	4,345
State Street Corp.	54	6,303
		60,174
Chemicals — 1.4%
Ecolab, Inc.	32	8,609
Linde plc	44	21,096
PPG Industries, Inc.	58	6,107
Sherwin-Williams Co. (The)	12	4,233
		40,045
Communications Equipment — 0.5%
Arista Networks, Inc. *	63	9,196
Motorola Solutions, Inc.	9	3,961
		13,157
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	8	5,100
Vulcan Materials Co.	22	6,647
		11,747
Consumer Finance — 0.8%
American Express Co.	33	10,880
Capital One Financial Corp.	61	12,934
		23,814
Consumer Staples Distribution & Retail — 1.0%
Walmart, Inc.	270	27,797
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	460	13,004
Electric Utilities — 1.8%
Entergy Corp.	22	2,072
NextEra Energy, Inc.	296	22,338
NRG Energy, Inc.	10	1,669
PG&E Corp.	184	2,771
Southern Co. (The)	253	23,965
		52,815
Electrical Equipment — 1.0%
Eaton Corp. plc	33	12,236
Emerson Electric Co.	55	7,262
GE Vernova, Inc.	14	8,681
		28,179
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	167	8,148
Entertainment — 1.5%
Netflix, Inc. *	21	25,204

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Entertainment — continued
Walt Disney Co. (The)	138	15,824
Warner Music Group Corp., Class A	79	2,688
		43,716
Financial Services — 5.8%
Apollo Global Management, Inc.	72	9,624
Berkshire Hathaway, Inc., Class B *	84	42,188
Corpay, Inc. *	37	10,584
Fidelity National Information Services, Inc.	166	10,946
Klarna Group plc (United Kingdom) *	7	268
Mastercard, Inc., Class A (a)	84	47,645
Toast, Inc., Class A *	98	3,586
Visa, Inc., Class A	122	41,454
WEX, Inc. *	7	1,136
		167,431
Food Products — 0.6%
Mondelez International, Inc., Class A	279	17,421
Ground Transportation — 0.2%
Union Pacific Corp.	29	6,816
Health Care Equipment & Supplies — 2.2%
Boston Scientific Corp. *	85	8,312
Edwards Lifesciences Corp. *	161	12,540
Medtronic plc	212	20,182
Stryker Corp.	55	20,293
Zimmer Biomet Holdings, Inc.	10	1,021
		62,348
Health Care Providers & Services — 1.7%
Cigna Group (The)	38	10,995
HCA Healthcare, Inc.	9	3,598
Humana, Inc.	31	8,038
McKesson Corp.	7	5,306
UnitedHealth Group, Inc.	58	20,145
		48,082
Health Care REITs — 0.8%
Ventas, Inc.	189	13,245
Welltower, Inc.	54	9,553
		22,798
Hotels, Restaurants & Leisure — 3.4%
Booking Holdings, Inc.	1	8,466
Carnival Corp. *	303	8,750
Chipotle Mexican Grill, Inc., Class A *	323	12,650
DoorDash, Inc., Class A *	18	4,831
Expedia Group, Inc.	35	7,541
Hilton Worldwide Holdings, Inc.	57	14,862

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
McDonald's Corp.	82	24,805
Yum! Brands, Inc.	99	15,030
		96,935
Household Durables — 0.1%
Lennar Corp., Class A	26	3,248
Household Products — 0.1%
Church & Dwight Co., Inc.	44	3,827
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	19	3,815
Industrial Conglomerates — 0.8%
3M Co.	145	22,485
Industrial REITs — 0.3%
Prologis, Inc.	69	7,888
Insurance — 1.7%
Aon plc, Class A	25	8,908
Arch Capital Group Ltd.	37	3,378
Arthur J Gallagher & Co.	73	22,579
Chubb Ltd.	13	3,758
Progressive Corp. (The)	45	11,048
		49,671
Interactive Media & Services — 7.6%
Alphabet, Inc., Class A	305	74,202
Alphabet, Inc., Class C	196	47,661
Meta Platforms, Inc., Class A	130	95,610
		217,473
IT Services — 0.4%
Cognizant Technology Solutions Corp., Class A	183	12,312
Life Sciences Tools & Services — 0.6%
Danaher Corp.	91	18,012
Machinery — 1.2%
Deere & Co.	33	14,967
Ingersoll Rand, Inc.	57	4,740
Otis Worldwide Corp.	101	9,217
PACCAR, Inc.	56	5,528
		34,452
Media — 0.8%
Charter Communications, Inc., Class A *	24	6,646
Comcast Corp., Class A	410	12,877
Omnicom Group, Inc.	44	3,567
		23,090
Metals & Mining — 0.1%
Nucor Corp.	12	1,633

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — 0.5%
Ameren Corp.	43	4,432
Sempra	95	8,587
		13,019
Oil, Gas & Consumable Fuels — 2.7%
ConocoPhillips	113	10,672
Diamondback Energy, Inc.	40	5,766
EOG Resources, Inc.	144	16,139
EQT Corp.	31	1,698
Exxon Mobil Corp.	378	42,625
		76,900
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	73	4,131
United Airlines Holdings, Inc. *	16	1,538
		5,669
Personal Care Products — 0.1%
Kenvue, Inc.	155	2,511
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	310	13,986
Eli Lilly & Co.	34	25,918
Johnson & Johnson	171	31,617
Merck & Co., Inc.	46	3,866
		75,387
Professional Services — 0.4%
Leidos Holdings, Inc.	63	11,922
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	66	4,000
Semiconductors & Semiconductor Equipment — 14.6%
Analog Devices, Inc.	89	21,710
Broadcom, Inc.	236	77,821
Lam Research Corp.	168	22,498
Micron Technology, Inc.	104	17,358
NVIDIA Corp. (a)	1,327	247,626
NXP Semiconductors NV (Netherlands)	74	16,923
Texas Instruments, Inc.	93	17,111
		421,047
Software — 11.9%
AppLovin Corp., Class A *	6	4,186
Cadence Design Systems, Inc. *	25	8,907
Crowdstrike Holdings, Inc., Class A *	6	3,076
Intuit, Inc.	20	13,573
Microsoft Corp. (a)	418	216,340
Oracle Corp.	126	35,399
Palantir Technologies, Inc., Class A *	86	15,665

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Salesforce, Inc.	77	18,333
ServiceNow, Inc. *	29	26,219
		341,698
Specialized REITs — 0.6%
Equinix, Inc.	12	9,483
SBA Communications Corp.	43	8,285
		17,768
Specialty Retail — 1.9%
AutoZone, Inc. *	1	3,217
Burlington Stores, Inc. *	31	8,005
Lowe's Cos., Inc.	111	27,959
Ross Stores, Inc.	99	15,105
		54,286
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc. (a)	776	197,485
Seagate Technology Holdings plc	81	19,206
Western Digital Corp.	48	5,749
		222,440
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	60	4,183
Tobacco — 0.7%
Altria Group, Inc.	88	5,795
Philip Morris International, Inc.	80	13,059
		18,854
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	5	4,771
Total Common Stocks (Cost $1,782,254)		2,923,867
	NO. OF CONTRACTS
Options Purchased — 0.6%
Put Options Purchased — 0.6%
S&P 500 Index
11/28/2025 at USD 6,115.00, European Style
Notional Amount: USD 2,967,001
Counterparty: Exchange-Traded * (Cost $35,540)	4,436	16,812

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (b) (c) (Cost $35,867)	35,867	35,867
Total Investments — 103.5% (Cost $1,853,661)		2,976,546
Liabilities in Excess of Other Assets — (3.5)%		(100,531)
NET ASSETS — 100.0%		2,876,015

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $828,958.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2025.

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of September 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	120	12/19/2025	USD	40,428	553

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of September 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	4,436	USD 2,967,001	USD 6,755.00	11/28/2025	(53,765)
Written Put Options Contracts as of September 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	4,436	USD 2,967,001	USD 5,150.00	11/28/2025	(3,238)
Total Written Options Contracts (Premiums Received $34,258)						(57,003)

Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,976,546	$—	$—	$2,976,546
Appreciation in Other Financial Instruments
Futures Contracts (a)	$553	$—	$—	$553
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(53,765)	$—	$—	$(53,765)

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Put Options Written	$(3,238)	$—	$—	$(3,238)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(56,450)	$—	$—	$(56,450)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (b)	$21,549	$298,602	$284,284	$—	$—	$35,867	35,867	$444	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.